              Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Name and address of issuer:


          Morgan Stanley DW Inc.
          Two World Trade Center
          New York, NY 10048

2. Name of each series or class of funds for which this notice is filed:


          Morgan Stanley Select Equity Trust
          Morgan Stanley High-Technology 35 Index
          Portfolio 2000-2*

3.   Investment Company Act File Number:


          811-5065


     Securities Act File Number:


          333-30444


4(a).   Last day of fiscal year for which this notice is filed:


          March 20, 2001


4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

______________
*FORMERLY: MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST MORGAN
STANLEY HIGH-TECHNOLOGY 35 INDEX PORTFOLIO 2000-2

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                                 [   ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                $579,839,201.96



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                   $64,799,354.70



 (iii). Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to
        reduce registration fees
        payable to the Commission:                $    0

  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:             $64,799,354.70


   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:     $515,039,847.26


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                    $    0


 (vii). Multiplier for determining registration
        fee (See Instuction C.8):                 x   .000250


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                           $128,759.96

6.  N/A


7.  Interest due -- if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year
    (see instruction D):                          +$    0



8.  Total of the amount of the registration
    fee due plus any interest due [Item 5(viii)
    plus Item 7]:                                 $128,759.96


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: May 29, 2001.




     Method of Delivery:
                    [ X ]   Wire Transfer

                    [   ]   Mail or other means

                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                                    By: /s/Thomas Hines
                                                        Thomas Hines
                                                        First Vice President



Date:   May 29, 2001